Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between “compensation actually paid” to our CEO and other named executive officers (“
Other NEOs
”) and our financial performance for each of the last five completed fiscal years. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered fiscal year. The table below shows “total compensation” and “average total compensation” as reported in our Summary Compensation Tables for each indicated fiscal year for our CEO and Other NEOs, respectively. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

Year	Summary Compensation Table Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Company- Selected Performance Measure - Adjusted EBITDA (millions)
					Company Cumulative TSR	Peer Group Cumulative TSR(3)
2024	$11,974,375	-$667,510	$3,251,946	$786,738	$61.07	$104.88	$635	$1,110
2023	$12,975,182	$8,587,206	$3,749,384	$2,715,582	$83.44	$110.57	$993	$1,001
2022	$13,071,897	$22,507,848	$3,860,049	$6,094,879	$85.00	$103.26	$155	$679
2021	$11,325,137	$7,852,882	$3,136,479	$2,314,099	$54.58	$63.54	-$250	$229
2020	$11,035,255	-$191,686	$2,812,420	$275,683	$55.07	$56.61	-$2,542	$350

(1)
The CEO in each of 2024, 2023, 2022, 2021, and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2024 include: Bayardo; Rovig; Livingston; and Weinstock. Other NEOs included in average compensation calculations disclosed for 2023, 2022, and 2021 include: Bayardo; Joseph; Rovig; and Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo; Rovig; Weinstock; and Duff.

(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation:

CEO SCT Total to CAP Reconciliation

Compensation Element	2024
Total Comp as Reported in SCT	$11,974,375
Pension/NQDC as Reported in SCT	-$100,640
Stock Awards as Reported in SCT	-$7,363,485

Compensation Element	2024
Option Awards as Reported in SCT	-$2,246,330
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends*	-$2,931,430
Compensation Actually Paid (CAP)	-$667,510

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below.

Equity Award Detail	2024
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$1,724,379
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$7,947,879
Fair value of equity awards at fiscal year-end for current year equity grants	$6,514,238
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$226,589
Total Equity Adjustments	-$2,931,430
Average Other NEO SCT Total to CAP Reconciliation

	2024
Compensation Element	Bayardo	Rovig	Livingston	Weinstock
Total Comp as Reported in SCT	$4,334,724	$3,213,966	$2,584,906	$2,864,187
Pension/NQDC as Reported in SCT	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$2,290,863	-$1,554,520	-$1,227,242	-$1,390,882
Option Awards as Reported in SCT	-$698,862	-$474,229	-$374,386	-$424,303
Pension Value for Current Year	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends**	-$937,008	-$717,264	$785,588	-$556,862
Compensation Actually Paid (CAP)	$417,991	$467,953	$1,768,866	$492,140
Average other NEO CAP	$786,738

**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2024
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$350,498
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year-end	-$1,481,596
Fair value of equity awards at fiscal year-end for current year equity grants	$1,429,513
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$46,195
Total Equity Adjustments	-$356,386

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The CEO in each of 2024, 2023, 2022, 2021, and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2024 include: Bayardo; Rovig; Livingston; and Weinstock. Other NEOs included in average compensation calculations disclosed for 2023, 2022, and 2021 include: Bayardo; Joseph; Rovig; and Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo; Rovig; Weinstock; and Duff.
PEO Total Compensation Amount	$ 11,974,375	$ 12,975,182	$ 13,071,897	$ 11,325,137	$ 11,035,255
PEO Actually Paid Compensation Amount	$ (667,510)	8,587,206	22,507,848	7,852,882	(191,686)
Adjustment To PEO Compensation, Footnote
(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation:

CEO SCT Total to CAP Reconciliation

Compensation Element	2024
Total Comp as Reported in SCT	$11,974,375
Pension/NQDC as Reported in SCT	-$100,640
Stock Awards as Reported in SCT	-$7,363,485

Compensation Element	2024
Option Awards as Reported in SCT	-$2,246,330
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends*	-$2,931,430
Compensation Actually Paid (CAP)	-$667,510

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below.

Equity Award Detail	2024
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$1,724,379
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$7,947,879
Fair value of equity awards at fiscal year-end for current year equity grants	$6,514,238
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$226,589
Total Equity Adjustments	-$2,931,430

Non-PEO NEO Average Total Compensation Amount	$ 3,251,946	3,749,384	3,860,049	3,136,479	2,812,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 786,738	2,715,582	6,094,879	2,314,099	275,683
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In the determination of the CEO’s and each Other NEO’s Compensation Actually Paid (“
CAP
”), the fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“
SCT
”) total compensation:

Average Other NEO SCT Total to CAP Reconciliation

	2024
Compensation Element	Bayardo	Rovig	Livingston	Weinstock
Total Comp as Reported in SCT	$4,334,724	$3,213,966	$2,584,906	$2,864,187
Pension/NQDC as Reported in SCT	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$2,290,863	-$1,554,520	-$1,227,242	-$1,390,882
Option Awards as Reported in SCT	-$698,862	-$474,229	-$374,386	-$424,303
Pension Value for Current Year	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends**	-$937,008	-$717,264	$785,588	-$556,862
Compensation Actually Paid (CAP)	$417,991	$467,953	$1,768,866	$492,140
Average other NEO CAP	$786,738
**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2024
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$350,498
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year-end	-$1,481,596
Fair value of equity awards at fiscal year-end for current year equity grants	$1,429,513
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$46,195
Total Equity Adjustments	-$356,386

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Narrative
The following table identifies the three most important financial performance measures used by our Compensation Committee to link the compensation actually paid (“
CAP
”) to our CEO and Other NEOs in 2024.

Financial Performance Measures
Adjusted EBITDA
Relative TSR
NVA (NOV Value Added)

Total Shareholder Return Amount	$ 61.07	83.44	85	54.58	55.07
Peer Group Total Shareholder Return Amount	104.88	110.57	103.26	63.54	56.61
Net Income (Loss)	$ 635,000,000	$ 993,000,000	$ 155,000,000	$ (250,000,000)	$ (2,542,000,000)
Company Selected Measure Amount	1,110,000,000	1,001,000,000	679,000,000	229,000,000	350,000,000
Adjustment to Compensation, Amount	$ 786,738
PEO Name	Williams
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	NVA (NOV Value Added)
Bayardo [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 4,334,724
Non-PEO NEO Average Compensation Actually Paid Amount	417,991
Rovig [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,213,966
Non-PEO NEO Average Compensation Actually Paid Amount	467,953
Livingston [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,584,906
Non-PEO NEO Average Compensation Actually Paid Amount	1,768,866
Weinstock [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,864,187
Non-PEO NEO Average Compensation Actually Paid Amount	492,140
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,931,430)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,514,238
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,947,879)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,724,379)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,589
PEO | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,640)
PEO | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,363,485)
PEO | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,246,330)
PEO | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,386)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,429,513
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,481,596)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,498)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,195
Non-PEO NEO | Bayardo [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(937,008)
Non-PEO NEO | Bayardo [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Bayardo [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,290,863)
Non-PEO NEO | Bayardo [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698,862)
Non-PEO NEO | Bayardo [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Rovig [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,264)
Non-PEO NEO | Rovig [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Rovig [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,554,520)
Non-PEO NEO | Rovig [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,229)
Non-PEO NEO | Rovig [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Livingston [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,588
Non-PEO NEO | Livingston [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Livingston [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,227,242)
Non-PEO NEO | Livingston [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,386)
Non-PEO NEO | Livingston [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Weinstock [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(556,862)
Non-PEO NEO | Weinstock [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Weinstock [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,390,882)
Non-PEO NEO | Weinstock [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,303)
Non-PEO NEO | Weinstock [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0